Northern Lights Fund Trust

Altegris Futures Evolution Strategy Fund, Altegris Macro Strategy Fund, and Altegris Managed Futures Strategy Fund

Incorporated herein by reference is the definitive version of the supplement for Altegris Futures Evolution Strategy Fund, Altegris Macro Strategy Fund, and Altegris Managed Futures Strategy Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on December 1, 2015 (SEC Accession No. 0001580642-15-005504).